DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 31, 2018
DERIVATIVE INSTRUMENTS
12.	DERIVATIVE INSTRUMENTS

A significant portion of the Company’s capital, exploration, operating and administrative expenditures are incurred in Mexican pesos (“MXN”), while revenues from the sale of concentrates are denominated in US dollars (“USD”). The fluctuation of the USD in relation to the MXN, consequently, impacts the reported financial performance of the Company. To manage the Company’s exposure to changes in the USD/MXN exchange rate, the Company entered into forward contracts to purchase MXN in exchange for USD at various rates and maturity dates.

As at December 31, 2018, forward contracts for the purchase of MXN 345 million (December 31, 2017 – MXN 110 million), in exchange for USD at various pre-determined rates ranging from MXN 20.35/USD to MXN 21.17/USD, at various maturity dates until June 4, 2019, were outstanding. The fair value of these outstanding foreign currency forward contracts resulted in an asset of $738 at December 31, 2018 (December 31, 2017 – liability of $85).